[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

VIA EDGAR

October 29, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Fundamental Growth Fund
Securities Act File No. 33-47875
Investment Company Act File No. 811-6669
Post-Effective Amendment No. 21

Ladies and Gentlemen:

On behalf of the BlackRock Fundamental Growth Fund (the “Fund”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 21 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring the Fund’s prospectus into compliance with the requirements of amended Form N-1A.

On or around December 29, 2009, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8681 or Edward Gizzi at (212) 728-8555.

Very truly yours,

/s/ Jack D. Cohen
Jack D. Cohen

Enclosures

cc:	Denis Molleur
Aaron Wasserman
Maria Gattuso
Edward Gizzi